Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM COUNSELOR SERIES TRUST (INVESCO COUNSELOR SERIES TRUST)
Prospectus Date	rr_ProspectusDate	Dec. 21, 2012
Class A, B, C and Y | INVESCO PENNSYLVANIA TAX FREE INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Invesco Pennsylvania Tax Free Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide only Pennsylvania investors with a high level of current income exempt from federal and Pennsylvania state income taxes and, where possible under local law, local income and personal property taxes, through investment in a varied portfolio of medium- and lower-grade municipal securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Invesco Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in Pennsylvania municipal securities at the time of investment. In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

Under normal market conditions, the Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of Pennsylvania municipal securities. The Fund seeks to invest in medium- and lower-grade securities; however, at times the market conditions in the Pennsylvania municipal markets may be such that the Fund may invest in higher-grade securities.

The Fund does not purchase securities that are in default or rated in categories lower than B- by Standard and Poor’s (S&P) or B3 by Moody’s Investors Service, Inc. (Moody’s) or unrated securities determined by the Adviser to be of comparable quality.

The Fund buys and sells municipal securities with a view towards seeking a high level of current income exempt from federal and Pennsylvania income taxes and, where possible under local law, local income and personal property taxes. The Adviser actively manages the Fund’s portfolio and adjusts the average maturity of portfolio investments based upon its expectations about the direction of interest rates and other economic factors. The Adviser selects securities which it believes offer higher yields with reasonable credit risk considered in relation to the investment policies of the Fund. In selecting securities for investment, the Adviser uses its research capabilities to assess potential investments and considers a number of factors, including general market and economic conditions and credit, interest rate and prepayment risks. Portfolio securities are typically sold when the assessments of the Adviser of any of these factors materially change.

Under normal market conditions, the Fund may invest up to 20% of its total assets in municipal securities that are subject to the federal alternative minimum tax.

The Fund can utilize derivative instruments, including futures contracts and inverse floating rate municipal obligations. The Fund can invest in futures contracts, including Treasury futures, to gain or reduce exposure to certain asset classes. A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

		The Fund can invest in inverse floating rate municipal obligations. The interest rates on these obligations generally move in the reverse direction of market interest rates. If market interest rates fall, the interest rate on the obligations will increase and if market interest rates increase, the interest rate on the obligations will fall.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the fund are:

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.

Credit Risk. Credit risk refers to an issuer’s ability to make timely payments of interest and principal. The credit quality of noninvestment-grade securities is considered speculative by recognized rating agencies with respect to the issuer’s continuing ability to pay interest and principal. Lower-grade securities (also sometimes known as junk bonds) may have less liquidity and a higher incident of default than higher-grade securities. The Fund may incur higher expenses to protect the Fund’s interest in such securities. The credit risks and market prices of medium- and lower-grade securities, especially those with longer maturities or those that do not make regular interest payment, generally are more sensitive to negative issuer developments or adverse economic conditions and may be more volatile than are higher-grade securities.

Income Risk. The income you receive from the Fund is based primarily on prevailing interest rates, which can vary widely over the short and long term. If interest rates drop, your income from the Fund may drop as well. To the extent that the Adviser invests in higher-grade securities at times, the amount of current income from such securities may be lower than the income from medium- and lower-grade securities.

Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders.

Municipal Securities Risk. Under normal market conditions, the Fund invests primarily in municipal securities. The yields of municipal securities may move differently and adversely compared to the yields of the overall debt securities markets. There could be changes in applicable tax laws or tax treatments that adversely affect the current federal or state tax status of municipal securities.

State-Specific Risks. The Fund is more susceptible to political, economic, regulatory or other factors affecting issuers of Pennsylvania municipal securities than a fund that does not limit its investments to such issuers.

Derivatives Risk. The performance of derivative instruments is tied to the performance of an underlying currency, security, index or other instrument. In addition to risks relating to their underlying instruments, the use of derivatives may include other, possibly greater, risks. Derivatives involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. Risks associated with the use of derivatives include counterparty, leverage, correlation, liquidity, tax, market, interest rate and management risks. Derivatives may also be more difficult to purchase, sell or value than other investments. The Fund may lose more than the cash amount invested on investments in derivatives. Investors should bear in mind that, while the Fund intends to use derivative strategies, it is not obligated to actively engage in these transactions, generally or in any particular kind of derivative, if the investment manager elects not to do so due to availability, cost, market conditions or other factors.

Inverse Floating Rate Municipal Obligations. The inverse floating rate municipal obligations in which the Fund may invest include derivative instruments such as residual interest bonds (RIBs) or tender option bonds (TOBs). Such instruments are typically created by a special purpose trust that holds long-term fixed rate bonds and sells two classes of beneficial interests: short-term floating rate interests, which are sold to third party investors, and inverse floating residual interests, which are purchased by the Fund. The short-term floating rate interests have first priority on the cash flow from the bond held by the special purpose trust and the Fund is paid the residual cash flow from the bond held by the special purpose trust. The interest rates on these obligations generally move in the reverse direction of market interest rates. If market interest rates fall, the interest rate on the obligations will increase and if market interest rates increase, the interest rate on the obligations will fall.

Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.

		Alternative Minimum Tax Risk. A portion of the Fund’s otherwise tax-exempt income may be taxable to those shareholders subject to the federal alternative minimum tax.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark and a style specific benchmark. The Fund’s and Van Kampen Pennsylvania Tax Free Income Fund’s (the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns shown prior to June 1, 2010 are those of the Class A, Class B and Class C shares of the predecessor fund. The predecessor fund was advised by Van Kampen Asset Management. Class A, Class B and Class C shares of the predecessor fund were reorganized into Class A, Class B and Class C shares, respectively, of the Fund on June 1, 2010. Class A, Class B, Class C and Class Y shares’ returns of the Fund will be different from the predecessor fund as they have different expenses. Performance for Class A and Class B shares has been restated to reflect the Fund’s applicable sales charge.

		Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark and a style specific benchmark.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s and Van Kampen Pennsylvania Tax Free Income Fund’s (the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Class A Shares year-to-date (ended September 30, 2012): 8.64% Best Quarter (ended September 30, 2009): 9.61% Worst Quarter (ended December 31, 2008): -7.98%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A and Class B shares has been restated to reflect the Fund’s applicable sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Class A, B, C and Y | INVESCO PENNSYLVANIA TAX FREE INCOME FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.16%
Interest	rr_Component2OtherExpensesOverAssets	0.02%
Total Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
1 Year	rr_ExpenseExampleYear01	526
3 Years	rr_ExpenseExampleYear03	739
5 Years	rr_ExpenseExampleYear05	969
10 Years	rr_ExpenseExampleYear10	1,631
1 Year	rr_ExpenseExampleNoRedemptionYear01	526
3 Years	rr_ExpenseExampleNoRedemptionYear03	739
5 Years	rr_ExpenseExampleNoRedemptionYear05	969
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,631
2002	rr_AnnualReturn2002	7.90%
2003	rr_AnnualReturn2003	4.84%
2004	rr_AnnualReturn2004	3.90%
2005	rr_AnnualReturn2005	3.76%
2006	rr_AnnualReturn2006	4.95%
2007	rr_AnnualReturn2007	(1.28%)
2008	rr_AnnualReturn2008	(14.53%)
2009	rr_AnnualReturn2009	22.64%
2010	rr_AnnualReturn2010	3.08%
2011	rr_AnnualReturn2011	9.81%
Year to Date Return, Label	rr_YearToDateReturnLabel	Class A Shares year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.64%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.98%)
1 Year	rr_AverageAnnualReturnYear01	4.58%
5 Years	rr_AverageAnnualReturnYear05	2.21%
10 Years	rr_AverageAnnualReturnYear10	3.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 1987
Class A, B, C and Y | INVESCO PENNSYLVANIA TAX FREE INCOME FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses	rr_Component1OtherExpensesOverAssets	0.16%
Interest	rr_Component2OtherExpensesOverAssets	0.02%
Total Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.03%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Distribution and/or Service (12b-1) Fees” have been restated to reflect current fees.
1 Year	rr_ExpenseExampleYear01	605
3 Years	rr_ExpenseExampleYear03	628
5 Years	rr_ExpenseExampleYear05	769
10 Years	rr_ExpenseExampleYear10	1,259
1 Year	rr_ExpenseExampleNoRedemptionYear01	105
3 Years	rr_ExpenseExampleNoRedemptionYear03	328
5 Years	rr_ExpenseExampleNoRedemptionYear05	569
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,259
1 Year	rr_AverageAnnualReturnYear01	5.07%
5 Years	rr_AverageAnnualReturnYear05	2.52%
10 Years	rr_AverageAnnualReturnYear10	3.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 03, 1993
Class A, B, C and Y | INVESCO PENNSYLVANIA TAX FREE INCOME FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_Component1OtherExpensesOverAssets	0.16%
Interest	rr_Component2OtherExpensesOverAssets	0.02%
Total Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%
1 Year	rr_ExpenseExampleYear01	281
3 Years	rr_ExpenseExampleYear03	560
5 Years	rr_ExpenseExampleYear05	964
10 Years	rr_ExpenseExampleYear10	2,095
1 Year	rr_ExpenseExampleNoRedemptionYear01	181
3 Years	rr_ExpenseExampleNoRedemptionYear03	560
5 Years	rr_ExpenseExampleNoRedemptionYear05	964
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,095
1 Year	rr_AverageAnnualReturnYear01	7.92%
5 Years	rr_AverageAnnualReturnYear05	2.44%
10 Years	rr_AverageAnnualReturnYear10	3.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 13, 1993
Class A, B, C and Y | INVESCO PENNSYLVANIA TAX FREE INCOME FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_Component1OtherExpensesOverAssets	0.16%
Interest	rr_Component2OtherExpensesOverAssets	0.02%
Total Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
1 Year	rr_ExpenseExampleYear01	80
3 Years	rr_ExpenseExampleYear03	249
5 Years	rr_ExpenseExampleYear05	433
10 Years	rr_ExpenseExampleYear10	966
1 Year	rr_ExpenseExampleNoRedemptionYear01	80
3 Years	rr_ExpenseExampleNoRedemptionYear03	249
5 Years	rr_ExpenseExampleNoRedemptionYear05	433
10 Years	rr_ExpenseExampleNoRedemptionYear10	966
1 Year	rr_AverageAnnualReturnYear01	10.01%	[2]
5 Years	rr_AverageAnnualReturnYear05	3.30%	[2]
10 Years	rr_AverageAnnualReturnYear10	4.17%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 01, 2010
Class A, B, C and Y | INVESCO PENNSYLVANIA TAX FREE INCOME FUND | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.58%
5 Years	rr_AverageAnnualReturnYear05	2.21%
10 Years	rr_AverageAnnualReturnYear10	3.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 1987
Class A, B, C and Y | INVESCO PENNSYLVANIA TAX FREE INCOME FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.46%
5 Years	rr_AverageAnnualReturnYear05	2.49%
10 Years	rr_AverageAnnualReturnYear10	3.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 1987
Class A, B, C and Y | INVESCO PENNSYLVANIA TAX FREE INCOME FUND | Barclays Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.70%
5 Years	rr_AverageAnnualReturnYear05	5.22%
10 Years	rr_AverageAnnualReturnYear10	5.38%
Class A, B, C and Y | INVESCO PENNSYLVANIA TAX FREE INCOME FUND | Barclays Pennsylvania Municipal Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.47%
5 Years	rr_AverageAnnualReturnYear05	5.43%
10 Years	rr_AverageAnnualReturnYear10	5.43%

[1]	"Distribution and/or Service (12b-1) Fees" have been restated to reflect current fees.
[2]	Class Y shares performance shown prior to the inception date is that of the predecessor fund's Class A shares and includes the 12b-1 fees applicable to Class A shares.